Employee Future Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2025 age	Dec. 31, 2025 Rate	Dec. 31, 2024 Rate
Other
Assumed health-care cost trend rate
Health-care cost escalation	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits	65	65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%
Other Post-Employment Benefit Plans, through 2034
Assumed health-care cost trend rate
Health-care cost escalation	4.50%	4.50%	4.50%
Maximum age disabled and retired members eligible for benefits		65	65
Percentage of reasonably possible decrease in actuarial assumption	0.30%	0.30%	0.30%
Other Post-Employment Benefit Plans, through 2034 | Canada
Assumed health-care cost trend rate
Health-care cost escalation	4.50%	4.50%	4.50%
Other Post-Employment Benefit Plans, 2030 through 2033
Assumed health-care cost trend rate
Health-care cost escalation			4.50%
Maximum age disabled and retired members eligible for benefits			65
Percentage of reasonably possible decrease in actuarial assumption			0.30%
Other Post-Employment Benefit Plans, 2030 through 2033 | Canada
Assumed health-care cost trend rate
Health-care cost escalation			4.50%
Accrued Benefit Obligation | Registered
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	4.70%	4.50%
Rate of compensation increase	2.90%	2.90%	2.90%
Assumed health-care cost trend rate
Health-care cost escalation	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Supplemental
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	4.70%	4.50%
Rate of compensation increase	3.00%	3.00%	3.00%
Assumed health-care cost trend rate
Health-care cost escalation	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Accrued Benefit Obligation | Other
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	4.80%	4.80%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health-care cost trend rate
Health-care cost escalation	6.50%	6.50%	6.70%
Dental-care cost escalation	4.10%	4.10%	4.10%
Other | Registered
Disclosure of defined benefit plans [line items]
Discount rate	4.50%	4.50%	4.60%
Rate of compensation increase	2.90%	2.90%	2.90%
Assumed health-care cost trend rate
Health-care cost escalation	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Other | Supplemental
Disclosure of defined benefit plans [line items]
Discount rate	4.50%	4.50%	4.60%
Rate of compensation increase	3.00%	3.00%	3.00%
Assumed health-care cost trend rate
Health-care cost escalation	0.00%	0.00%	0.00%
Dental-care cost escalation	0.00%	0.00%	0.00%
Other | Other
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	4.80%	4.70%
Rate of compensation increase	0.00%	0.00%	0.00%
Assumed health-care cost trend rate
Health-care cost escalation	6.50%	6.50%	6.70%
Dental-care cost escalation	4.60%	4.60%	4.60%